Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	939	0	939	0
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	460,304	360,030	459,028	510,795
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	90,020	92,873	88,237	92,873